Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue

The following table presents revenue by business lines:

	For the Six Months Ended March 31,
	2025	2024
Revenue
Sales	$29,073,339	$36,613,509
Production service revenue	305,388	469,277
Total revenue	$29,378,727	$37,082,786

Schedule of Revenues by Geographic Areas

The following table presents revenues by geographic areas for the six months ended March 31, 2025.

	March 31, 2025
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$21,758,925	74.06%
USA	5,903,553	20.09%
India	727,821	2.48%
Singapore	324,146	1.10%
Australia	308,046	1.05%
Other foreign countries	356,236	1.21%

The following table presents revenues by geographic areas for the six months ended March 31, 2024.

	March 31, 2024
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$31,901,682	86.03%
USA	2,582,339	6.96%
Cayman	830,944	2.24%
India	740,287	2.00%
The United Arab Emirates	686,438	1.85%
Other foreign countries	341,096	0.92%